Note 4 - Labor Costs - Summary of Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)
Wages, salaries and social security costs	$ 1,170,562	$ 1,036,211	$ 1,274,474
Severance indemnities	28,625	142,458	24,637
Defined contribution plans	12,608	12,442	12,663
Pension benefits - defined benefit plans	13,353	11,097	18,207
Employee retention and long term incentive program	25,337	(413)	22,134
Total employee benefits expense	$ 1,250,485	$ 1,201,795	$ 1,352,115